Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (37.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	164,120,445	11,988,998

International Stock Fund (24.6%)
Vanguard Total International Stock Index Fund Investor Shares	471,395,375	7,980,724

U.S. Bond Fund (27.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	804,118,942	8,756,855

International Bond Fund (11.5%)
Vanguard Total International Bond Index Fund Admiral Shares	162,476,427	3,717,461

Total Investment Companies (Cost $28,575,568)		32,444,038
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $293)	2,927	293
Total Investments (100.1%) (Cost $28,575,861)		32,444,331
Other Assets and Liabilities-Net (-0.1%)		(21,858)
Net Assets (100%)		32,422,473

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Institutional Target Retirement 2025 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds Realized					June 30,
	2018		from	Net Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss) App.(Dep.)		Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	5	NA1	NA1	(1)	—	140	—	293
Vanguard Total
Bond Market II
Index Fund	7,360,128	2,465,089	1,500,465	—	432,103	171,482	—	8,756,855
Vanguard Total
International
Bond Index Fund	3,084,225	591,161	132,419	—	174,494	86,700	—	3,717,461
Vanguard Total
International
Stock Index Fund	7,003,894	1,086,791	—	—	(109,961)	178,110	—	7,980,724
Vanguard Total
Stock Market
Index Fund	10,592,853	1,570,787	363,736	2,047	187,047	159,200	—	11,988,998

Total	28,041,105	5,713,828	1,996,620	2,046	683,683	595,632	—	32,444,331

1	Not applicable—purchases and sales are for temporary cash investment purposes.